Filed Pursuant to Rule 497(e)
1933 Act File No. 333-205411
1940 Act File No. 811-23063
HORIZON FUNDS
Horizon Active Asset Allocation Fund
Horizon Active Risk Assist® Fund
Horizon Active Income Fund
Horizon Equity Premium Income Fund
Horizon Defined Risk Fund
Horizon Multi-Factor U.S. Equity Fund
Horizon Defensive Core Fund
Horizon Tactical Fixed Income Fund
Horizon Multi-Factor Small/Mid Cap Fund
(collectively, the "Funds")
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Supplement dated May 23, 2025
to the Statutory Prospectus, Summary Prospectuses, and Statement of Additional Information dated March 29, 2025
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Effective June 2, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
Horizon Funds
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Horizon Funds
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

If you have any questions, please call the Funds at 1-855-754-7932.
Investors should retain this supplement for future reference.